Marketable Securities (Schedule of Reconciliation of Marketable Securities) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Investments, Debt and Equity Securities [Abstract]
Balance at January 1, 2019	[1]	$ 47,662
Purchases of marketable securities		12,754	$ 14,070
Discount on marketable securities, net		(70)	(40)
Proceeds from maturity of marketable securities		(397)	$ (7,750)
Balance at June 30, 2019	[1]	$ 59,949

[1]	Including accrued interest in the amount of US$ 450 thousands and US$ 520 thousands as of December 31, 2018 and June 30, 2019 respectively.